Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2020 were as follows:

	Year Ended December 31,
	2020	2020
	RMB	USD
2021	130,695,728	20,029,997
2022	116,028,562	17,782,155
2023	111,252,708	17,050,223
2024	100,695,245	15,432,221
2025	92,812,089	14,224,075
Thereafter	482,651,095	73,969,517
Total	1,034,135,427	158,488,188

Schedule of Future Minimum Lease Receivables under Non-Cancellable Operating Leases with Tenants

At 31 December 2020, the Group had total future minimum lease receivables under non-cancellable operating leases with its tenants falling due as follows:

	Year Ended December 31,
	2020	2020
	RMB	USD
2021	92,929,728	14,242,104
2022	77,561,287	11,886,787
2023	72,750,642	11,149,524
2024	67,048,084	10,275,568
2025	63,861,746	9,787,241
Thereafter	299,068,165	45,834,202
Total	673,219,652	103,175,426